Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 288,545	$ 659,320
Account receivable, net	9,998,694	13,237,577
Due from related parties		783,206
Deferred listing cost		1,928,701
Deposits and other receivable	2,811,337	473,897
Total current assets	13,098,576	17,082,701
Non-current assets:
Property, plant and equipment	6,432	33,322
Right-of-use assets - operating leases	530,590	1,009,259
Right-of-use assets - finance lease	137,736	154,953
Deferred tax assets	172,617	172,617
Total non-current assets	847,375	1,370,151
TOTAL ASSETS	13,945,951	18,452,852
Current liabilities:
Bank overdraft	481,276	591,207
Bank loans – current		897,435
Accounts payable	4,015,675	6,546,974
Accruals and other current liabilities	75,216	165,577
Operating lease liabilities – current	195,242	594,589
Finance lease liabilities – current	32,364	34,731
Due to related parties	363,964
Income tax payables	437,995	462,563
Total current liabilities	5,779,638	11,723,767
Non-current liabilities
Operating lease liabilities – non-current	315,083	394,392
Finance lease liabilities – non-current	109,302	125,721
Total non-current liabilities	424,385	520,113
TOTAL LIABILITIES	6,204,023	12,243,880
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 100,000,000 shares authorized; and 21,500,000 and 20,000,000 shares issued and outstanding at March 31, 2025 and September 30, 2024 respectively
Additional paid-in capital	3,552,876	153,647
Retained earnings	4,189,051	6,055,325
Total shareholders’ equity	7,741,928	6,208,972
TOTAL LIABILITIES AND EQUITY	13,945,951	18,452,852
Related Party [Member]
Current liabilities:
Loan payable – related party	$ 177,905	$ 2,430,691